UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2010

Item 1. Report to Stockholders.

Semi-Annual Report December 31, 2010

DSM	Large Cap Growth Fund

DSM Large Cap Growth Fund

Dear Shareholder:

During the six-month period from July 1, 2010 through December 31, 2010 (the “Period”), the DSM Large Cap Growth Fund’s (the “Fund”) NAV rose from $15.32 to $19.71, an increase of 29.15% including reinvested dividends.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth and the S&P 500, was 26.37% and 23.27% respectively.

Relative Performance Factors

During the Period and on a gross of fees basis, the Fund outperformed the Russell 1000 Growth by 360 basis points.  This difference was primarily due to DSM’s selection of stocks in the technology and consumer discretionary sectors, offset by our overweight of the health care sector.  The Fund outperformed the S&P 500 total return by a greater amount than the Russell as mentioned above.  This was primarily because the technology sector was the strongest performer and the S&P 500 technology weight is approximately half that of the Russell 1000 Growth.

Specific Performance Factors

The best performing stocks in the Fund during the Period were Priceline (online travel agent), Schlumberger (worldwide oil service), Expeditors International (air and ocean freight forwarding), F5 Networks (commercial hardware and software for mobile aps and virtualization), and Cognizant Technology (outsourced large corporation software development).

The worst performing stocks during the Period, though not at a comparable level, were Intuitive Surgical (designs and manufactures robots used in prostate and other difficult surgeries), Cisco Systems (network switching and routing hardware and software), Dolby Laboratories (licenses patented audio technology to consumer electronics manufacturers and others), Tencent Holdings (largest IM and games site in China) and Discovery Communications (Discovery and TLC Networks and associated programming).

Economic and Market Outlook

We continue to believe that the most likely macro-economic outcome over the next few years is the “muddle through” scenario.  With only modest economic growth, the American unemployment rate will likely remain elevated, and that suggests that the housing market will remain weak.  We continue to be skeptical of the Federal Reserve’s QEII as a recipe to create sustainable economic growth.  We expected this policy to create strong equity markets.  Rising stock markets create a wealth effect and some consumer spending results

DSM Large Cap Growth Fund

from that, but we believe the impact is limited.  Moreover, as has been said many times in the press, QEII does risk creating inflation over the intermediate to long-term time frame.

One interesting aspect of the coming year will be state and municipal government “bankruptcy” issues.  Without significantly higher tax revenues very soon, cutting additional employees along with pension and health plans may become a primary option to deal with the state and local government financing stress.  A Republican led Congress will be unlikely to provide much in the way of bailout money, which would bring many of these situations to the fore.

Portfolio Outlook

The Fund portfolio is valued today at approximately 20.2 times our estimate of calendar year 2011 earnings.  We believe earnings growth for 2010-2011 may reach 20% and settle into “high teens” growth during 2011 to 2014.  The portfolio is largely debt free, generates significant free cash flow, has substantial exposure to emerging markets, and is selling at just over 1 times longer-term earnings growth.  We believe that this valuation is very attractive in the current economic environment, and relative to the market.  The portfolio continues to be characterized by very strong balance sheets, significant free cash flow, and growing earnings.

Sincerely,

Daniel Strickberger	Steve Memishian

Past performance is not a guarantee of future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for a full listing of the funds holdings.

Mutual fund investing involves risk, including the potential loss of principal.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

DSM Large Cap Growth Fund

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  You cannot invest directly in an index.

Free Cash Flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Basis Points (bps) - A basis point is a value equaling one one-hundredth of a percent (1/100 of 1%).

Earnings Growth is not a measure of the fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund is distributed by Quasar Distributors, LLC.

DSM Large Cap Growth Fund

SECTOR ALLOCATION at December 31, 2010 (Unaudited)

Sector Allocation	% of Net Assets

Consumer Discretionary	15.3%
Consumer Staples	6.6%
Energy	7.3%
Financials	6.5%
Health Care	18.7%
Industrials	10.8%
Information Technology	31.4%
Materials	2.7%
Cash*	0.7%
Net Assets	100.0%

*  Represents cash and other assets in excess of liabilities.

EXPENSE EXAMPLE For the Period Ended December 31, 2010 (Unaudited)
As a shareholder of the DSM Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 – 12/31/10).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary and are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer

DSM Large Cap Growth Fund

EXPENSE EXAMPLE For the Period Ended December 31, 2010 (Unaudited) (Continued)

agent fees.  However, the example below does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/10	12/31/10	7/1/10 – 12/31/10*
Actual	$1,000	$1,292	$6.35
Hypothetical (5% annual
return before expenses)	$1,000	$1,020	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 184/365 days.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%
Air Freight & Logistics: 8.0%
11,375	C.H. Robinson
	Worldwide, Inc.	$912,161
12,350	Expeditors International
	of Washington, Inc.	674,310
		1,586,471
Beverages: 4.5%
8,125	Pepsico, Inc.	530,806
10,075	SABMiller Plc - ADR	359,275
		890,081
Biotechnology: 6.6%
21,875	Celgene Corp.*	1,293,687
Capital Markets: 5.1%
20,600	Invesco Ltd.	495,636
11,250	State Street Corp.	521,325
		1,016,961
Chemicals: 2.7%
5,525	Praxair, Inc.	527,472
Communications Equipment: 5.5%
3,400	F5 Networks, Inc.*	442,544
17,225	Juniper Networks, Inc.*	635,947
		1,078,491
Computers & Peripherals: 10.1%
3,825	Apple, Inc.*	1,233,792
13,900	NetApp, Inc.*	763,944
		1,997,736
Electronic Equipment, Instruments
& Components: 0.5%
1,375	Dolby
	Laboratories, Inc.*	91,713
Energy Equipment & Services: 7.3%
7,610	Baker Hughes, Inc.	435,064
11,950	Schlumberger Ltd.	997,825
		1,432,889
Food Products: 3.9%
14,825	Danone - ADR	187,536
9,800	Nestle SA - ADR	576,436
		763,972
Health Care Equipment & Supplies: 5.5%
2,300	Intuitive Surgical, Inc.*	592,825
6,995	Varian Medical
	Systems, Inc.*	484,614
		1,077,439
Hotels, Restaurants & Leisure: 2.7%
6,925	McDonalds Corp.	531,563
Industrial Conglomerates: 2.8%
6,350	3M Co.	548,005
Internet & Catalog Retail: 3.8%
1,900	Priceline
	Communications, Inc.*	759,145
Internet Software & Services: 5.2%
1,735	Google, Inc.*	1,030,538
IT Services: 4.3%
11,550	Cognizant Technology
	Solutions Corp.*	846,500
Media: 3.8%
6,925	Discovery
	Communications, Inc.*	288,773
10,275	Omnicom Group, Inc.	470,595
		759,368
Multiline Retail: 3.1%
10,055	Target Corp.	604,607
Pharmaceuticals: 6.6%
6,850	Allergan, Inc.	470,389
3,100	Novo-Nordisk
	A/S - ADR	348,967
6,775	Shire Plc - ADR	490,375
		1,309,731

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited) (Continued)

Shares		Value
Semiconductors & Semiconductor
Equipment: 1.9%
10,675	Altera Corp.	$379,816
Software: 3.9%
18,050	Adobe Systems, Inc.*	555,579
3,425	Rovi Corp.*	212,384
		767,963
Telecommunications: 1.5%
13,425	Tencent Holdings
	Ltd. - ADR	294,410
TOTAL COMMON STOCKS
(Cost $17,432,401)		19,588,558
SHORT-TERM INVESTMENT: 0.7%
150,880	Invesco Short-Term
	Investments
	Trust Treasury
	Portfolio, 0.04%^	150,880
TOTAL SHORT-TERM INVESTMENT
(Cost $150,880)		150,880
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $17,583,281)		19,739,438
Liabilities in Excess of
Other Assets: (0.0%)		(7,576)
TOTAL NET ASSETS: 100.0%		$19,731,862

*Non-income producing security.
^Seven-Day Yield as of December 31, 2010.
ADR  American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (Cost $17,583,281)	$19,739,438
Receivables:
Dividends and interest	11,444
Fund shares sold	4,975
Prepaid expenses	18,021
Total assets	19,773,878

LIABILITIES:
Payables:
Advisory fees, net	5,358
Administration fees	3,801
Custody fees	5,716
Fund accounting fees	6,522
Chief Compliance Officer fees	2,759
Other accrued expenses	17,860
Total liabilities	42,016

NET ASSETS	$19,731,862

Net asset value, offering and redemption price per share
($19,731,862/1,001,055 shares outstanding; unlimited
number of shares authorized without par value)	$19.71

COMPONENTS OF NET ASSETS:
Paid-in capital	$17,402,465
Accumulated net investment loss	(23,835)
Accumulated net realized gain on investments	197,075
Net unrealized appreciation on investments	2,156,157
Net assets	$19,731,862

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign withholding taxes of $123)	$48,262
Interest	119
Total investment income	48,381

EXPENSES (NOTE 3)
Investment advisory fees	65,651
Transfer agent fees	17,073
Adminstration fees	15,123
Fund accounting fees	13,571
Custody fees	7,391
Audit fees	5,868
Chief Compliance Officer fees	4,757
Miscellaneous expense	4,250
Registration fees	3,993
Legal fees	767
Trustee fees	684
Reports to shareholders	455
Insurance expense	311
Total expenses	139,894
Less: fees waived	(67,678)
Net expenses	72,216
Net investment loss	(23,835)

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	351,270
Change in net unrealized appreciation on investments	2,788,619
Net realized and unrealized gain on investments	3,139,889
Net increase in net assets
resulting from operations	$3,116,054

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,
	2010	Period Ended
	(Unaudited)	June 30, 2010*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(23,835)	$(10,626)
Net realized gain (loss) on investments	351,270	(84,092)
Change in net unrealized
appreciation (depreciation) on investments	2,788,619	(632,462)
Net increase (decrease) in net assets
resulting from operations	3,116,054	(727,180)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(69,824)	—
Total distributions to shareholders	(69,824)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	8,174,272	9,238,540
Total increase in net assets	11,220,502	8,511,360

NET ASSETS
Beginning of period	8,511,360	—
End of period	$19,731,862	$8,511,360
Accumulated net investment loss	$(23,835)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2010		Period Ended
	(Unaudited)		June 30, 2010*
	Shares	Value	Shares	Value
Shares sold	463,826	$8,498,746	556,279	$9,247,814
Shares issued
in reinvestment
of distributions	3,586	69,824	—	—
Shares redeemed	(22,059)	(394,298)	(577)	(9,274)
Net increase	445,353	$8,174,272	555,702	$9,238,540

*	Fund commenced operations on August 28, 2009.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class

	Six Months Ended
	December 31,		Period Ended
	2010		June 30,
	(Unaudited)		2010*
Net asset value at beginning of period	$15.32		$15.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.03)		(0.04)
Net realized and unrealized
gain on investments	4.50		0.36
Total from investment operations	4.47		0.32

LESS DISTRIBUTIONS:
From net realized gain	(0.08)		—
Net asset value, end of period	$19.71		$15.32
Total Return	29.15	%^	2.13	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)	$19.7		$8.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.13	%#	5.01	%#
After fees waived	1.10	%#	1.15	%#**

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived	(1.39	)%#	(4.17	)%#
After fees waived	(0.36	)%#	(0.31	)%#
Portfolio turnover rate	30	%^	73	%^

(a)	Calculated using the average shares outstanding method.
*	Fund commenced operations on August 28, 2009.
**	Effective January 26, 2010 the Advisor contractually agreed to change the limit of the annual ratio of expenses from 1.50% to 1.10%.
^	Not annualized.
#	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund has two classes of shares, Institutional and Retail, but currently only offers the Institutional Class.  The Fund commenced operations on August 28, 2009.

The Fund’s investment objective is to seek long-term capital appreciation.  The Fund seeks to achieve its objective by investing principally in equity securities of large cap companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) (Continued)

security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2010, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

Description	Level 1	Level 2	Level 3
Common Stock^	$19,588,558	$—	$—
Short-Term Investments	150,880	—	—
Total Investments
in Securities	$19,739,438	$—	$—

^  See Schedule of Investments for industry breakouts.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.2% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of June 30, 2010, the Fund deferred, on a tax basis, post-October losses of $80,333.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) (Continued)

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

I.
New Accounting Pronouncements.  In January 2010, the FASB issued Accounting Standards Updated “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and Level 2, and b) purchase, sales, issuances and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into or out of Levels 1 or 2 during the year ended December 31, 2010.  The second disclosure will become effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Fund is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) (Continued)

the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended December 31, 2010 the Fund incurred $65,651 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.10% of the Fund’s average daily net assets for the Institutional Class.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At December 31, 2010, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped by the Advisor was $199,203.  The Advisor may recoup a portion of the above amount no later than the dates as stated below:

Expiration	Amount
June 30, 2013	$131,525
June 30, 2014	$ 67,678

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the six months ended December 31, 2010, the Fund incurred $15,123 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended December 31, 2010, the Fund was allocated $4,757 of the Trust’s Chief Compliance Officer Fee.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2010, the cost of purchases and the proceeds from sales of securities for DSM Large Cap Growth Fund, excluding short-term securities, was $11,910,005 and $3,892,651, respectively.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows:

Cost of investments	$17,587,319
Gross tax unrealized appreciation	2,282,924
Gross tax unrealized depreciation	(130,805)
Net tax unrealized appreciation	$2,152,119

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended December 31, 2010 (estimated) and the fiscal year ended June 30, 2010 for the Funds were as follows:

	December 31, 2010	June 30, 2010
Distributions paid from:
Ordinary income	$63,749	—
Long-term capital gain	6,075	—
	$69,824	—

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation/(depreciation)	$(636,500)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(80,333)
Total accumulated earnings/(losses)	$(716,833)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the timing differences related to wash sales and post October loss deferrals.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. For the six months ended December 31, 2010, the interest rate was 3.25%. Advances are not collateralized by a first lien against the Fund’s assets. At December 31, 2010, the Fund did not have a loan payable balance.

DSM Large Cap Growth Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 862-9555 and on the Fund’s website at www.dsmfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9555 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  In addition, the Fund’s schedule of portfolio holdings is posted on its website at www.dsmfunds.com after calendar quarter end.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 862-9555 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

DSM Large Cap Growth Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Advisor
DSM CAPITAL PARTNERS LLC
320 East Main Street
Mount Kisco, New York  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Eric W. Falkeis
Eric W. Falkeis, President

Date   February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Eric W. Falkeis
Eric W. Falkeis, President

Date   February 28, 2011

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   March 9, 2011

* Print the name and title of each signing officer under his or her signature.